Summary of Significant Accounting Policies - Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Feb. 03, 2011
Accounting Policies [Abstract]
Foreign currency translation adjustments included in accumulated other comprehensive income	$ 0.9	$ (0.2)	$ (3.3)
Storage and warehousing costs	$ 45.3	$ 48.6	$ 42.3
Earnings Per Share [Abstract]
Shares Of Ralcorp Stock For Each Share of Post Common Stock				2
Retention of shares held by Ralcorp	6,800,000